Partners' Capital (Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 21, 2017	Nov. 15, 2016	Aug. 15, 2016	May 16, 2016	Feb. 16, 2016	Nov. 27, 2015	Aug. 28, 2015	May 29, 2015	Feb. 27, 2015	Nov. 28, 2014	Aug. 29, 2014	May 30, 2014	Feb. 28, 2014
Distribution Made To Limited Partner [Line Items]
Per Unit Distribution (in dollars per share)		$ 825.5	$ 825.5	$ 817.3	$ 801.3	$ 745.4	$ 693.4	$ 645.0	$ 600.0	$ 545.7	$ 519.7	$ 502.1	$ 485.1
Total Cash Distribution		$ 79	$ 79	$ 78	$ 70	$ 47	$ 29	$ 23	$ 21	$ 19	$ 11	$ 11	$ 11
Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Total Cash Distribution		$ 20	$ 20	$ 20	$ 17	$ 8	$ 3	$ 1	$ 1	$ 0	$ 0	$ 0	$ 0
Subsequent Event [Member]
Distribution Made To Limited Partner [Line Items]
Per Unit Distribution (in dollars per share)	$ 825.5
Total Cash Distribution	$ 81
Subsequent Event [Member] | Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Total Cash Distribution	$ 21